As filed with the Securities and Exchange Commission on March 28, 2008

Securities Act File No. 033-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 108	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 119	☒
(Check appropriate box or boxes)

ING SERIES FUND, INC.

 (Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr., Esq ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☐ On January (date) pursuant to paragraph (a)(1)

☒ On April 7, 2008 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A for ING Series Fund, Inc. (the “Registrant”) is being filed under Rule 485(b) of the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 99 from March 31, 2008 to April 7, 2008 for the Registrant’s ING Strategic Allocation Funds (namely ING Strategic Allocation Conservative Fund, ING Strategic Allocation Growth Fund and ING Strategic Allocation Moderate Fund).  This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 99 which was filed with the Securities and Exchange Commission on November 29, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No.108 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 28th day of March, 2008.

ING SERIES FUND, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Senior Vice President and	March 28, 2008
Todd Modic*	Chief/Principal Financial Officer

	Director	March 28, 2008
Albert E. DePrince Jr.*

	Director	March 28, 2008
Maria T. Fighetti*

	Director	March 28, 2008
Russell Jones*

	Director	March 28, 2008
Sidney Koch*

	Director, President and Chief	March 28, 2008
Shaun P. Mathews*	Executive Officer

	Director	March 28, 2008
Frederic Nelson III*

	Director	March 28, 2008
Corine T. Norgaard*

	Director	March 28, 2008
Joseph E. Obermeyer*

	Director	March 28, 2008
Edward O’Dell*

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**           Powers of attorney for Shaun P. Mathews, Todd Modic and each Director are attached hereto.

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940

ING VP Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 17, 2007.

/s/ Albert E. DePrince
Albert E. DePrince, Jr., Director/Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940

ING VP Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 17, 2007.

/s/ Fredric A. Nelson III
Fredric A. Nelson III, Director/Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940

ING VP Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 17, 2007.

/s/ Corine T. Norgaard
Corine T. Norgaard, Director/Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940

ING VP Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 17, 2007.

/s/ Edward T. O’Dell
Edward T. O’Dell, Director/Trustee

POWER OF ATTORNEY

I, the undersigned Officer and Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940

ING VP Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 17, 2007.

/s/ Shaun P. Mathews
Shaun P. Mathews
Director/Trustee and
President and Chief Executive Officer

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940

ING VP Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 17, 2007.

/s/ Joseph E. Obermeyer
Joseph E. Obermeyer, Director/Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940

ING VP Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 17, 2007.

/s/ Maria T. Fighetti
Maria T. Fighetti, Director/Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940

ING VP Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 17, 2007.

/s/ Russell Jones
Russell Jones, Director/Trustee

POWER OF ATTORNEY

I, the undersigned Lead Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940

ING VP Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 17, 2007.

/s/ Sidney Koch
Sidney Koch, Lead Director/Trustee

POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety and Shaun P. Mathews, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940

ING VP Balanced Portfolio, Inc.	33-27247	811-5773
ING Strategic Allocation Portfolios, Inc.	33-88334	811-8934
ING Series Fund, Inc.	33-41694	811-6352
ING Variable Portfolios, Inc.	333-05173	811-7651
ING GET Fund	33-12723	811-5062
ING VP Intermediate Bond Portfolio	2-47232	811-2361
ING VP Money Market Portfolio	2-53038	811-2565
ING Variable Funds	2-51739	811-2514

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 17, 2007.

/s/ Todd Modic
Todd Modic
Senior Vice President, Chief/Principal
Financial Officer and Assistant Secretary